Financing Charges - Schedule of Financing Charges (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Banking and Thrift, Interest [Abstract]
Interest on long-term debt	$ 505	$ 505
Interest on short-term notes	27	1
Interest on regulatory accounts	8	5
Realized (gain) loss on cash flow hedges (interest-rate swap agreements) (Notes 7, 17)	(3)	12
Other	17	13
Less: Interest capitalized on construction and development in progress	(63)	(60)
DTA carrying charges	2	(12)
Interest earned on cash and cash equivalents	(7)	(3)
Net financing charges	$ 486	$ 461